NOTE RECEIVABLE	12 Months Ended
Dec. 31, 2013
NOTE RECEIVABLE [Abstract]
NOTES RECEIVABLE

NOTE 3 – NOTE RECEIVABLE

On August 1, 2013, the Company agreed to take a secured note for $290,000 for a past due accounts receivable from a customer.  The note is subject to annual interest of 5% with principal and interest due on July 31, 2014. The note is secured by interests owned under an oil and gas lease.

On June 29, 2012 the Company agreed to take a promissory note for $20,000 in conjunction with a legal settlement. The note is personally guaranteed. The note is subject to annual interest of 4% with principal and interest due March 1, 2014. The balance outstanding at December 31, 2013 was $4,755.